As filed with the Securities and Exchange Commission on March 5, 2009

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 126	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 128

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 765-5384
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on April 9, 2009 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 113 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 10, 2008 and pursuant to Rule 485(a)(2) would have become effective on February 8, 2009.

Post-Effective Amendment No. 123 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 on January 27, 2009 for the purpose of designating March 10, 2009 as the new date upon which the Amendment was to become effective.

This Post-Effective Amendment No. 126 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 9, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 126 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 5th day of March, 2009.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 5, 2009 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrant’s
Post-Effective Amendment No. 124 to its
Registration Statement on Form N-1A with
the SEC on January 30, 2009.